Investments (Detail) - Investments (USD $)	3 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Fair Value			$ 4,728,367	$ 5,382,051
Unrealized gain	1,002,216	(104,709)
Investment in Videocon [Member]
Fair Value	5,730,583		4,728,367
Reversal of unrealized loss at October 31, 2012	653,684
Unrealized gain	$ 348,532